EXPENSES BY NATURE - Classified by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXPENSES BY NATURE
Depreciation and amortisation	R$ (3,047,212)	R$ (2,866,699)	R$ (2,658,561)
Labor expenses	(7,653,352)	(7,367,601)	(7,249,811)
Raw material and consumption material	(42,523,164)	(48,606,561)	(43,720,989)
Freight	(4,360,264)	(4,820,294)	(3,898,360)
Other expenses/income, net	(1,707,334)	(2,151,429)	(1,585,863)
Eletrobras compulsory loan recovery			1,391,280
Results in operations with subsidiary and joint ventures			(162,913)
Total Expenses	R$ (59,291,326)	R$ (65,812,584)	R$ (57,885,217)